Convertible Debenture (Details Narrative) - CAD ($)	1 Months Ended					12 Months Ended
	May 16, 2019	May 15, 2019	Mar. 02, 2019	Oct. 22, 2018	Mar. 02, 2018	Jan. 31, 2020	Jan. 31, 2019	Feb. 01, 2018	Jan. 31, 2018
Statement [Line Items]
Warrants issued against common stock
Volatility rate		85.00%
Risk free interest rate		1.48%
Settlement of debt						$ 0	$ 3,476,690	$ 0
Two non related parties [Member] | General Security Agreement [Member]
Statement [Line Items]
Issuance of convertible debentures					$ 5,000,000
Interest rate					10.00%
Maturity date			Jun. 02, 2019		Mar. 02, 2019
Conversion price					$ 1.74
Warrants issued against common stock					172,413
Price per share				$ 0.43	$ 1.74
Effective interest rate			46.00%		29.00%
Debt conversion, converted instrument, amount				$ 1,500,000
Issuance of common stock upon debt conversion				3,750,000
Exercise price per share				$ 0.60
Warrants exercise price				$ 0.26
Fair value of warrants issued				$ 2,600,856
Volatility rate				110.00%
Risk free interest rate				2.30%
Term of warrant				3 years
Settlement of debt				$ 1,500,000
Loss on extinguishment of debt				$ 1,240,773
Description of debt conversion	Company issued 595,238 common shares pursuant to the conversion of $250,000 of the Company convertible debentures (Note 12(g)). On the same date, the Company repaid the remaining principal amount of the convertible debentures of $2,500,000			Company modified the conversion price on the remainder of the convertible debentures, totaling $3,500,000, to $0.42 per common share. The Company did not consider the modification to be an extinguishment of the $3,500,000 of the convertible debentures
Interest accretion expense						$ 380,754	$ 1,078,141
Repayment of debt			$ 750,000
Extension fee			$ 250,000